Other non-current assets	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets
14. Other non-current assets

Other non-current assets include assets that do not fall into specific non-current asset categories (such as goodwill or property, plant and equipment) where the benefit to be received from the asset is not due to be received until after 31 March 2023.

	2023	2022
	£m	£m
Other receivables¹	496	297
Non-current tax assets	—	6
Prepayments	71	—
	567	303
1.Primarily comprises amounts due in relation to property sales to The Berkeley Group which will be received until 2031.